RELATED PARTY	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7. RELATED PARTY

From time to time, the Company advances amounts to stockholders, as well as receives payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature.  The balance of advances from stockholder was $4,775 as of September 30, 2011 and $2,975 as of December 31, 2010.  The balance of advances to stockholder was $16,096 and $4,369 as of September 30, 2011 and December 31, 2010, respectively. As stated in Note 10, the Company is negotiating with a related party regarding a real property lease arrangement for its manufacturing facilities. For the interim, the Company has agreed to reimburse this related party for utility expenses while the negotiations proceed. Amounts paid and accrued to the related party for the nine months ended September 30, 2011 and the year ended December 31, 2010 was $2,953 and $0, respectively.

6. RELATED PARTY

From time to time, the Company makes payments for the benefit of its sole stockholder, which are personal in nature, as well as receives payments from the sole stockholder in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature.  The balance of advances from stockholder was $2,975 and the balance of advances to stockholder was $4,369 as of December 31, 2010.